Exit cost obligations (Tables)	12 Months Ended
Dec. 31, 2017
Restructuring and Related Activities [Abstract]
Restructuring and related costs

	Expense recognized by year				Amounts paid by year		Exit cost liability
	Year ended December 31, 2017	Years 2015 and 2016	Costs to be recognized in the future	Total exit costs expected to be incurred	Year ended December 31, 2017	Years 2015 and 2016	As at December 31, 2017	As at December 31, 2016
Staff redundancy expenses	236	3,444	—	3,680	351	3,329	—	115
Professional services	555	3,833	—	4,388	625	3,763	—	70
Lease termination expenses	649	—	—	649	649	—	—	—
Other expenses	332	1,172	676	2,180	332	1,172	—	—
Total	1,772	8,449	676	10,897	1,957	8,264	—	185